Derivatives (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2014	May 21, 2014
Derivative [Line Items]
Fair value of preferred and warrants issued	$ 661,896
Fair value of the full-rachet down-round provision of the preferred stock and warrants	155,911
Derivative liabilities	$ 817,807	$ 0
Fair value, expected lives	4.25 (four-year vesting) and 3.75 years (two-year vesting)
Fair value, risk-free rate	1.92%
Fair value, stock price volatility	195.00%
Warrant
Derivative [Line Items]
Fair value, expected lives	3 year term
Fair value, risk-free rate	0.79%
Fair value, stock price volatility	152.70%
Conversion Feature of Preferred Stock
Derivative [Line Items]
Fair value, expected lives	Within 14 months
Fair value, risk-free rate	0.37%
Fair value, stock price volatility	170.70%